================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:

     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alex R. Lieblong
Title:   President
Phone:   (501) 219-2003

Signature, Place, and Date of Signing:

      /s/ Alex R. Lieblong
----------------------------------
        Alex R. Lieblong             Little Rock, AR     November 14, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

================================================================================

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         22

Form 13F Information Table Value Total: $  142,911
                                        (thousands)

List of Other Included Managers:        None.

                           FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                              VALUE            SH/PRN   INVESTMENT  OTHER    ----------------------
NAME                           TITLE OF CLASS       CUSIP    (X1000)  SHARES   PUT/CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
------------------------------ ---------------  ------------ ------- --------- -------- ---------- --------  --------- ------ -----
ARLINGTON ASSET INVT CORP      CL A NEW         41356  20 5    3,169   132,812 SH       Sole       N/A         132,812
BANK OF AMERICA CORPORATION    COM              60505  10 4    1,766   200,000 SH       Sole       N/A         200,000
CALPINE CORP                   COM NEW          131347 30 4    2,942   170,040 SH       Sole       N/A         170,040
DIREXION SHS ETF TR            20YR TRES BEAR   25459Y 67 8    2,183    41,000 SH       Sole       N/A          41,000
EARTHLINK INC                  COM              270321 10 2      463    65,000 SH       Sole       N/A          65,000
ELLINGTON FINANCIAL LLC        COM              288522 30 3    4,148   181,786 SH       Sole       N/A         181,786
HOME BANCSHARES INC            COM              436893 20 0   13,887   407,365 SH       Sole       N/A         407,365
JPMORGAN CHASE & CO            COM              46625H 10 0   16,192   400,000 SH       Sole       N/A         400,000
MBIA INC                       COM              55262C 10 0      760    75,000 SH       Sole       N/A          75,000
MELA SCIENCES INC              COM              55277R 10 0    3,892 1,212,380 SH       Sole       N/A       1,212,380
METLIFE INC                    COM              59156R 10 8   16,024   465,000 SH       Sole       N/A         465,000
NEWCASTLE INVT CORP            COM              65105M 10 8    9,672 1,284,400 SH       Sole       N/A       1,284,400
PENNANTPARK INVT CORP          COM              708062 10 4      873    82,250 SH       Sole       N/A          82,250
PENNYMAC MTG INVT TR           COM              70931T 10 3   16,359   700,000 SH       Sole       N/A         700,000
PROSHARES TR                   PSHS ULTSH 20YRS 74347R 29 7    4,989   320,000 SH       Sole       N/A         320,000
RADIAN GROUP INC               COM              750236 10 1    5,056 1,165,000 SH       Sole       N/A       1,165,000
REPUBLIC SVCS INC              COM              760759 10 0    5,236   190,321 SH       Sole       N/A         190,321
TW TELECOM INC                 COM              87311L 10 4    2,087    80,000 SH       Sole       N/A          80,000
TWO HBRS INVT CORP             COM              90187B 10 1      353    30,000 SH       Sole       N/A          30,000
VALERO ENERGY CORP NEW         COM              91913Y 10 0   12,672   400,000 SH       Sole       N/A         400,000
WALTER INVT MGMT CORP          COM              93317W 10 2   13,282   358,873 SH       Sole       N/A         358,873
WELLS FARGO & CO NEW           COM              949746 10 1    6,906   200,000 SH       Sole       N/A         200,000